Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 4,933,639	¥ 4,743,956
Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	89,530	66,376
30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	26,494	19,383
90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	63,036	46,993
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,296,276	2,299,307
Consumer borrowers | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	18,225	14,621
Consumer borrowers | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,350	4,574
Consumer borrowers | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	12,875	10,047
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,042,588	2,056,959
Consumer borrowers | Consumer - Real Estate Loans | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,205	3,920
Consumer borrowers | Consumer - Real Estate Loans | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,433	1,739
Consumer borrowers | Consumer - Real Estate Loans | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,772	2,181
Consumer borrowers | Consumer-Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	173,142	171,635
Consumer borrowers | Consumer-Card loans | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,495	1,878
Consumer borrowers | Consumer-Card loans | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	557	514
Consumer borrowers | Consumer-Card loans | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,938	1,364
Consumer borrowers | Consumer - Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	80,546	70,713
Consumer borrowers | Consumer - Other | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	11,525	8,823
Consumer borrowers | Consumer - Other | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,360	2,321
Consumer borrowers | Consumer - Other | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	8,165	6,502
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,471,574	1,357,086
Corporate borrowers | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	36,602	26,991
Corporate borrowers | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,183	5,628
Corporate borrowers | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	30,419	21,363
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	103,685	124,499
Corporate borrowers | Non-recourse Loans | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	43,350	38,654
Corporate borrowers | Non-recourse Loans | The Americas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,661	1,494
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 30 To 89 Days Past Due | The Americas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse Loans | 90 Days or More Past Due | The Americas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,661	1,494
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	320,155	296,228
Corporate borrowers | Real estate companies in Japan | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	441	378
Corporate borrowers | Real estate companies in Japan | 30 To 89 Days Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	235	159
Corporate borrowers | Real estate companies in Japan | 90 Days or More Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	206	219
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	59,825	79,645
Corporate borrowers | Real estate companies in overseas | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	16,260	15,030
Corporate borrowers | Real estate companies in overseas | 30 To 89 Days Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,000	1,412
Corporate borrowers | Real estate companies in overseas | 90 Days or More Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	15,260	13,618
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	256,094	160,530
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,570	2,484
Corporate borrowers | Commercial, industrial and other companies in Japan | 30 To 89 Days Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,748	1,366
Corporate borrowers | Commercial, industrial and other companies in Japan | 90 Days or More Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	822	1,118
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	688,465	657,530
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	15,670	7,605
Corporate borrowers | Commercial, industrial and other companies in overseas | 30 To 89 Days Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,200	2,691
Corporate borrowers | Commercial, industrial and other companies in overseas | 90 Days or More Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	12,470	4,914
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,165,789	1,087,563
Net investment in leases | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	34,703	24,764
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	639,433	632,120
Net investment in leases | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	7,352	7,079
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	526,356	455,443
Net investment in leases | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	27,351	17,685
Net investment in leases | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	14,961	9,181
Net investment in leases | 30 To 89 Days Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,967	2,648
Net investment in leases | 30 To 89 Days Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	11,994	6,533
Net investment in leases | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	19,742	15,583
Net investment in leases | 90 Days or More Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,385	4,431
Net investment in leases | 90 Days or More Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 15,357	¥ 11,152